Income Taxes - Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
NOL carryforward	$ 49,480,731	$ 46,326,407
R&E credit carryforward	2,559,479	2,559,479
Share-based compensation	329,796	345,088
Inventory reserve	19,068	45,338
Depreciation	0	71,756
Interest expense	51,152	0
Accruals and other	284,662	247,093
Total deferred tax assets	52,724,888	49,595,161
Valuation allowance	(52,348,036)	(49,251,408)
Deferred tax liabilities:
Intangible assets	(256,011)	(343,753)
Depreciation	(120,841)	0
Net	$ 0	$ 0